Non-controlling interests and redeemable non-controlling interests	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Non-controlling interests and redeemable non-controlling interests	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2023	2022
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$114,141	$108,695
Non-controlling interests - redeemable tax equity partnership units	1,324	6,298
Other net earnings attributable to:
Non-controlling interests	(27,564)	(3,670)
	$87,901	$111,323
Redeemable non-controlling interest, held by related party	(25,922)	(15,157)
Net effect of non-controlling interests	$61,979	$96,166
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power-generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings (loss) attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(s).
17.Non-controlling interests and redeemable non-controlling interests (continued)
Non-controlling interests

	Non-controlling interests - tax equity partnership units (a)		Other non-controlling interests (b)		Non-controlling interests held by related parties (c)
	2023	2022	2023	2022	2023	2022
Opening balance	$1,225,608	$1,377,117	$333,362	$64,807	$57,822	$81,158
Net earnings (loss) attributable to NCI	(114,141)	(108,695)	27,564	3,670	—	—
Contributions received, net	107,933	6,182	—	267,515	—	—
Dividends and distributions declared	(22,743)	(36,736)	(14,497)	(3,350)	(17,082)	(20,978)
Repurchase of non-controlling interest	—	(12,249)	—	—	—	—
OCI	63	(11)	909	720	45	(2,358)
Closing balance	$1,196,720	$1,225,608	$347,338	$333,362	$40,785	$57,822
(a)     Non-controlling interests - tax equity partnership units
The Company obtained control of the Deerfield II Wind Facility during the year (note 3). Post-acquisition, third-party tax equity investors funded $98,955 in exchange for Class A partnership units in the entity. In addition, the Company received $9,084 (2022 - $6,182) of production based cash contributions during the year relating to other projects.
(b)     Other non-controlling interests
On December 29, 2022, the Company sold a 49% non-controlling interest in three operating wind facilities in the United States totalling 551 MW of installed capacity: the Odell Wind Facility in Minnesota, the Deerfield Wind Facility in Michigan and the Sugar Creek Wind Facility in Illinois. The consideration of $277,500 was recorded as an increase to non-controlling interest, except for a portion of $5,000, which is subject to refund if some conditions are met and as such was recorded as redeemable non-controlling interest.
(c)     Non-controlling interest held by related parties
In November 2021, Liberty Development JV Inc. invested $39,376 in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company. In May 2019, AYES Canada acquired an interest in a consolidated subsidiary of the Company for $96,752 (C$130,103) (note 8(b)). The investment by AYES Canada and Liberty Development JV Inc. are presented as a non-controlling interest held by related parties.
17.Non-controlling interests and redeemable non-controlling interests (continued)
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within AQN’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2023.
Liberty Global Energy Solutions (note 8(c)), an equity investee of the Company, has a secured credit facility in the amount of $306,500 with a previous maturity date of January 26, 2024. Subsequent to year-end, on January 8, 2024, the secured credit facility was renewed with a maturity date of September 30, 2024. It is collateralized through a pledge of Atlantica ordinary shares held by AY Holdings. A collateral shortfall would occur if the net obligation (as defined in the credit agreement) would equal or exceed 50% of the market value of such Atlantica shares, in which case the lenders would have the right to sell Atlantica shares to eliminate the collateral shortfall. The Liberty Global Energy Solutions secured credit facility is repayable on demand if Atlantica ceases to be a public company or if certain other events are announced or completed that could restrict AY Holdings’ ability to sell or transfer its Atlantica ordinary shares. Liberty Global Energy Solutions has a preference share ownership in AY Holdings which AQN reflects as redeemable non-controlling interest held by related party.
As a result of the subsequent event described in note 8(c), the redeemable non-controlling interest held by related party will be reclassified to long-term debt in 2024.
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2023	2022	2023	2022
Opening balance	$307,856	$306,537	$11,520	$12,989
Net earnings (loss) attributable to NCI	25,922	15,157	(1,324)	(6,298)
Contributions, net of costs	—	—	—	5,000
Dividends and distributions declared	(25,428)	(13,838)	(183)	(171)
Closing balance	$308,350	$307,856	$10,013	$11,520